Note 8 - Income taxes - outstanding (Detail) (CAD)	1 Months Ended	12 Months Ended
	Nov. 23, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		17.50%	26.50%	28.50%
Deferred Tax Assets, Operating Loss Carryforwards		4,538,000	4,438,000
Patent Tax Refund Percentage	75.00%
Proceeds from Income Tax Refunds		321,207	102,464	36,613
Maximum [Member]
Proceeds from Income Tax Refunds	8,000,000
Investment Tax Credit Carryforward [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		5,861,202	11,093,450
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		1,904,908	5,500,315
Research Tax Credit Carryforward [Member]
Deferred Tax Assets, Operating Loss Carryforwards		48,111,776	50,575,034
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		21,348,573	19,037,156